Summary of significant accounting policies (Allowance for doubtful accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 5,891	$ 5,795	$ 4,125
Charged to expenses	2,925	2,115	2,867
Deductions or other	(3,091)	(2,019)	(1,197)
Balance at end of period	$ 5,725	$ 5,891	$ 5,795